Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 119,811	$ 113,073
Marketable securities	166,187	2,435
Trade accounts receivable, net	56,688	63,423
Related party receivables	12,276	11,676
Other receivables	14,879	10,109
Inventories	125,197	80,787
Voyages in progress	61,976	38,492
Prepaid expenses and accrued income	11,846	8,899
Other current assets	4,989	3,851
Total current assets	573,849	332,745
Long-term assets
Newbuildings	93,029	130,633
Vessels and equipment, net	3,531,470	3,477,801
Vessels and equipment under finance leases, net	0	44,880
Right-of-use assets under operating leases	3,648	3,914
Investment in associated company	6,514	555
Goodwill	112,452	112,452
Loan notes receivable	1,388	1,388
Derivative instruments receivable	39,352	9,675
Other long-term assets	3,400	3,055
Total assets	4,365,102	4,117,098
Current liabilities
Short-term debt and current portion of long-term debt	416,877	189,286
Current portion of obligations under finance leases	0	7,601
Current portion of obligations under operating leases	1,102	1,122
Related party payables	50,075	36,250
Trade accounts payable	11,890	2,327
Accrued expenses	57,412	42,836
Derivative instruments payable	0	5,673
Other current liabilities	5,488	7,580
Total current liabilities	542,844	292,675
Long-term debt	1,911,548	2,126,910
Obligations under finance leases	0	40,865
Obligations under operating leases	2,843	3,114
Other long-term liabilities	1,396	992
Total liabilities	2,458,631	2,464,556
Commitments and contingencies
Equity
Share capital (203,530,979 shares. 2021: 203,530,979. Par value $1.00)	203,531	203,531
Additional paid in capital	623,779	448,291
Contributed surplus	1,004,094	1,004,094
Accumulated other comprehensive income	424	228
Retained earnings (deficit)	75,115	(3,130)
Total equity attributable to the Company	1,906,943	1,653,014
Non-controlling interest	(472)	(472)
Total equity	1,906,471	1,652,542
Total liabilities and equity	$ 4,365,102	$ 4,117,098